Financial risk management - Disclosure Details Of Expected Credit Loss On Trade Receivables And Contract Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Trade receivables and contract assets, gross	¥ 182,100	¥ 88,011
Loss allowance	¥ 16,396	¥ 3,234
Within 6 months
Disclosure of financial assets [line items]
Expected loss rate	5.00%
Trade receivables and contract assets, gross	¥ 118,104
Loss allowance	¥ 6,304
Between 6 months to 1 year
Disclosure of financial assets [line items]
Expected loss rate	11.00%
Trade receivables and contract assets, gross	¥ 41,047
Loss allowance	¥ 4,692
Within than 2 months
Disclosure of financial assets [line items]
Expected loss rate		1.00%
Trade receivables and contract assets, gross		¥ 40,834
Loss allowance		¥ 392
Between 2 months to 1 year
Disclosure of financial assets [line items]
Expected loss rate		1.00%
Trade receivables and contract assets, gross		¥ 39,837
Loss allowance		¥ 398
Between 1 to 2 years
Disclosure of financial assets [line items]
Expected loss rate	20.00%	20.00%
Trade receivables and contract assets, gross	¥ 21,304	¥ 5,484
Loss allowance	¥ 4,300	¥ 1,107
Between 2 to 3 years
Disclosure of financial assets [line items]
Expected loss rate	65.00%	60.00%
Trade receivables and contract assets, gross	¥ 1,562	¥ 1,300
Loss allowance	¥ 1,017	¥ 781
After 3 years
Disclosure of financial assets [line items]
Expected loss rate	100.00%	100.00%
Trade receivables and contract assets, gross	¥ 83	¥ 556
Loss allowance	¥ 83	¥ 556